Principal joint ventures - Reconciliation of financial information for joint ventures by carrying value (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Deferred tax liabilities	$ 3,239	$ 3,220
Investment in equity accounted units
Disclosure of joint ventures [line items]
Deferred tax liabilities	$ 358	$ 362